Basic and Diluted Net Income/(Loss) Per Share - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic and Diluted Net Income/(Loss) Per Share
Antidilutive securities, (in shares)	0	0	0